Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
3794481999	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2001	10/XX/2001	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
6108607156	XXXXXXXXXX	XXXXXXXXXX	NE	1/XX/2001	12/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B		Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003					-
4658664760	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
5963911734	XXXXXXXXXX	XXXXXXXXXX	MO	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status					-
4536109475	XXXXXXXXXX	XXXXXXXXXX	MI	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B							Incomplete, only has first page.										B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test					-
9137599022	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
9956063703	XXXXXXXXXX	XXXXXXXXXX	WV	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
6387270685	XXXXXXXXXX	XXXXXXXXXX	WA	11/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
3664148792	XXXXXXXXXX	XXXXXXXXXX	WI	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test					-
9798704709	XXXXXXXXXX	XXXXXXXXXX	ME	7/XX/2006	6/XX/2006	Second Home	Refinance Cash-out - Debt Consolidation		B	B	B	B	RB																	B	B	B	B	RB
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test

4697326717	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2006	10/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TIL Itemization not provided. Unable to determine reason for underdisclosure. Federal Compliance - Disbursement Date Missing					-
2376885093	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2006	1/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7636384460	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2005	5/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
1319876070	XXXXXXXXXX	XXXXXXXXXX	IL	8/XX/2005	7/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
3164481089	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $580,808.27 is underdisclosed from calculated Finance Charge of $580,895.43 in the amount of $87.16.
																																				Federal Compliance - TIL itemization did not disclose a release tracking fee of $135 as prepaid finance charge. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test	REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
9922624824	XXXXXXXXXX	XXXXXXXXXX	OH	9/XX/2005	9/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test	REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
7015439195	XXXXXXXXXX	XXXXXXXXXX	OH	12/XX/2005	12/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
8920658839	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2006	8/XX/2006	Investment	Purchase		A	A	A	A	A																	A	A	A	A	A							-
7579057192	XXXXXXXXXX	XXXXXXXXXX	OH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test					-
1105902442	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2006	9/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
9088633644	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status					-
8298254224	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/2006	10/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
8462674712	XXXXXXXXXX	XXXXXXXXXX	MS	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
6271928961	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test					-
5511885352	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2006	11/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3457471978	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

State Compliance - Illinois Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
2602268661	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	File does ont contain either Preliminary or Final Title.										B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
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8125006363	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2006	2/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3637262001	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Illinois Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
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3543316717	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2006	3/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
5532990451	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
1876449107	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2006	9/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
4671400619	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,502,139.64 is underdisclosed from calculated Finance Charge of $1,502,453.59 in the amount of $313.95.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
5705602776	XXXXXXXXXX	XXXXXXXXXX	MN	3/XX/2008	2/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
-
4410572156	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2008	4/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
9788276076	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
3866614116	XXXXXXXXXX	XXXXXXXXXX	CO	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - FACTA Disclosure Missing					-
5836355084	XXXXXXXXXX	XXXXXXXXXX	AZ	8/XX/2005	6/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $634,151.78 is underdisclosed from calculated Finance Charge of $638,563.12 in the amount of $4,411.34.	Federal Compliance - TIL Itemization did not disclose the discount fee of $4,865 as a prepaid finance charge. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
9305384809	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2007	4/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
2372678721	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2005	5/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $595,546.20 is underdisclosed from calculated Finance Charge of $598,543.94 in the amount of $2,997.74.
[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																																				Federal Compliance - Unable to determine reason for under disclosure due to missing Itemization of Amount Financed. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - Missing Initial Loan Application Test					-
2986248122	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	10/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $693,929.25 is underdisclosed from calculated Finance Charge of $694,110.82 in the amount of $181.57.
																																				Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
3761603310	XXXXXXXXXX	XXXXXXXXXX	AZ	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
5430228844	XXXXXXXXXX	XXXXXXXXXX	WI	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
9960010696	XXXXXXXXXX	XXXXXXXXXX	AZ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
8575576275	XXXXXXXXXX	XXXXXXXXXX	CT	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
4970969495	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
2719027763	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2006	7/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
7613659365	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2007	5/XX/2007	Second Home	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
6862778694	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
2460994425	XXXXXXXXXX	XXXXXXXXXX	NH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3613122144	XXXXXXXXXX	XXXXXXXXXX	WI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2654828519	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2003	11/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
6456681387	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $549,686.94 is underdisclosed from calculated Finance Charge of $550,506.78 in the amount of $819.84.
																																				Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
3279836862	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
7195155676	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
6577145983	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2006	5/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $426,772.76 is underdisclosed from calculated Finance Charge of $428,674.65 in the amount of $1,901.89.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test					-
9720555298	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2004	6/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
8529894340	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
-
2974081453	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
1538674621	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2006	4/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,093.87 is underdisclosed from calculated Finance Charge of $376,298.33 in the amount of $204.46.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
9180355338	XXXXXXXXXX	XXXXXXXXXX	MD	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
2306365700	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
3484785628	XXXXXXXXXX	XXXXXXXXXX	RI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
5524540711	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
1505004710	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8780115723	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New York Prepayment Penalty Junior Lien
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
5152807825	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
3003580317	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8734020191	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2006	5/XX/2006	Primary	Purchase		B	B	B	B	B						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3114645849	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
1260647328	XXXXXXXXXX	XXXXXXXXXX	CT	12/XX/2006	11/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
7860946089	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.37000%. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - ARM Disclosure Timing Test State Compliance - Illinois Prepayment Penalty					-
8976249510	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2007	4/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($6,097.97]. Loan contracts for maximum calculated prepay of $7,622.46, which exceeds max allowable. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - Illinois Prepayment Penalty Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
8431478637	XXXXXXXXXX	XXXXXXXXXX	CT	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
5570019389	XXXXXXXXXX	XXXXXXXXXX	CT	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
1884515054	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5971636365	XXXXXXXXXX	XXXXXXXXXX	MD	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $3,232.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,884.38).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Maryland Prepayment Penalty Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
7397438653	XXXXXXXXXX	XXXXXXXXXX	MO	4/XX/2008	3/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
1589413181	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
3232954199	XXXXXXXXXX	XXXXXXXXXX	MI	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $6,529.71 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($2,176.57).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
State Compliance - Michigan Prepayment Penalty
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
-
1869557510	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($5,212.40).  Loan contracts for maximum calculated prepay of $6,515.50, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				State Compliance - California Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
3756024950	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
9813319730	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5200768167	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 15.40000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $398,238.72 is underdisclosed from calculated Finance Charge of $398,383.11 in the amount of $144.39.
																																				Federal Compliance - Unable to determine underdisclosure as the itemization of amount financed is missing from the file. Federal Compliance - ARM Disclosure Status Test State Compliance - Illinois Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
4449399134	XXXXXXXXXX	XXXXXXXXXX	KY	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Disbursement Date Missing					-
7811417612	XXXXXXXXXX	XXXXXXXXXX	MN	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds 5% Threshold: Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total Loan Amount.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $360,551.46 is underdisclosed from calculated Finance Charge of $360,826.98 in the amount of $275.52.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application)
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - ARM Disclosure Timing Test
State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds 5% Threshold
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
-
8696298172	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $5,335.50 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $3,557.00. Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				State Compliance - Virginia Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
9833531757	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($4,275.00).  Loan contracts for maximum calculated prepay of $9,500.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				State Compliance - California Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
3375691418	XXXXXXXXXX	XXXXXXXXXX	NH	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
5459518734	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
7441405639	XXXXXXXXXX	XXXXXXXXXX	MI	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing evidence of lien position on Other Financing.: -											B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
8778238918	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test					-
8231946348	XXXXXXXXXX	XXXXXXXXXX	CT	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
7048668495	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3868431555	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
7891718761	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2004	5/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
7228150346	XXXXXXXXXX	XXXXXXXXXX	IN	1/XX/2005	12/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,681.78 is underdisclosed from calculated Finance Charge of $226,625.17 in the amount of $943.39.
																																				Federal Compliance - FACTA Disclosure Missing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test					-
9791511076	XXXXXXXXXX	XXXXXXXXXX	WI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount.  Loan contracts for maximum calculated prepay of $XXXXXXXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				State Compliance - Wisconsin Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
1079759089	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2004	8/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - ARM Disclosure Compliant Test					-
2261230133	XXXXXXXXXX	XXXXXXXXXX	VA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $6,487.50 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $3,000.00. Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Virginia Prepayment Penalty Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
6292643086	XXXXXXXXXX	XXXXXXXXXX	AL	1/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
																																				Federal Compliance - ARM Disclosure Timing Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Alabama Prepayment Penalty					-
3013482542	XXXXXXXXXX	XXXXXXXXXX	MN	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
2627596910	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
7002935889	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8959254726	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
5136741604	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Missing Initial Loan Application Test					-
7401326115	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2714572833	XXXXXXXXXX	XXXXXXXXXX	VA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Virginia Late Charge Grace Period Testing: Virginia Late Charge: Note grace period of 1 days is less than the state minimum of 7 days.
[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $4,555.60 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $3,037.07. Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				State Compliance - Virginia Prepayment Penalty State Compliance - Virginia Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test					-
3351487080	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - FACTA Disclosure Missing					-
1961403440	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
-
3571054298	XXXXXXXXXX	XXXXXXXXXX	OR	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,364.08 is underdisclosed from calculated Finance Charge of $213,634.54 in the amount of $270.46.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Under disclosure due to Itemization of Finance Charges includes a $15 credit report fee, but does not include a $240 release tracking fee and $50 subordination fee. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
3186976215	XXXXXXXXXX	XXXXXXXXXX	WV	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
6001743030	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2115498091	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $6,880.00 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $2,752.00. Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Virginia Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
2093484884	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
7307365329	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2006	9/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.	State Compliance - New York Prepayment Penalty Junior Lien Federal Compliance - Missing Initial Loan Application Test					-
7048646445	XXXXXXXXXX	XXXXXXXXXX	IN	1/XX/2001	12/XX/2000	Primary	Refinance Rate/Term		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2001, prior to three (3) business days from transaction date of 01/XX/2001.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing					-
5189152734	XXXXXXXXXX	XXXXXXXXXX	MO	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $8,400.00 exceeds the state maximum of 2% of the prepaid balance ($3,360.00).	State Compliance - Missouri Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
4693257874	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5764314654	XXXXXXXXXX	XXXXXXXXXX	MI	12/XX/2005	12/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3028262913	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
9192994354	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
2249288777	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
1849805758	XXXXXXXXXX	XXXXXXXXXX	PA	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2860200331	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2004	3/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
7894692891	XXXXXXXXXX	XXXXXXXXXX	AR	6/XX/2006	5/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
3641277657	XXXXXXXXXX	XXXXXXXXXX	OR	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3263661679	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
State Compliance - New York Prepayment Penalty Junior Lien
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New York Late Charge Percent Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
8143343096	XXXXXXXXXX	XXXXXXXXXX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
3334338628	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
3662546747	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2008	3/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	Missing the 1st lien note										B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
State Compliance - Illinois Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
8319765755	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,366.17 is underdisclosed from calculated Finance Charge of $172,716.18 in the amount of $350.01.

Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
1548405428	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status					-
5815644353	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($3,588.00). Loan contracts for maximum calculated prepay of $4,485.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.	State Compliance - California Prepayment Penalty					-
1027831779	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
9733189227	XXXXXXXXXX	XXXXXXXXXX	WI	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4734120196	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.	State Compliance - New York Late Charge Percent Testing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
7806472784	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2007	5/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
8389167898	XXXXXXXXXX	XXXXXXXXXX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible by state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

State Compliance - Maryland Prepayment Penalty Test
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
4605069811	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4859166158	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 16.15000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - Illinois Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
3898996738	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2004	2/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Federal Compliance - ARM Disclosure Prior to Closing Timing					-
8129135906	XXXXXXXXXX	XXXXXXXXXX	CT	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
9670369401	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $1,569.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($945.91).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Maryland Prepayment Penalty Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
5658172610	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
4204260376	XXXXXXXXXX	XXXXXXXXXX	MI	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test					-
6246218398	XXXXXXXXXX	XXXXXXXXXX	MD	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
7212213896	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2006	9/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $17,800.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($2,639.62). Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Maryland Prepayment Penalty Test					-
6546774719	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
2944402039	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				Federal Compliance - ARM Disclosure Timing Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
2900843329	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2003	9/XX/2003	Second Home	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
8921439413	XXXXXXXXXX	XXXXXXXXXX	ID	7/XX/2006	6/XX/2006	Second Home	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - Missing Initial Loan Application Test					-
6822390716	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $360,425.64 is underdisclosed from calculated Finance Charge of $361,275.65 in the amount of $850.01.

Federal Compliance - The final payment stream is different from the actual payment stream.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
7971201053	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											A	A	A	A	A							-
1832101162	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7335581398	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
7940276044	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
6856791378	XXXXXXXXXX	XXXXXXXXXX	MD	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $10,032.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($2,800.60). Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Maryland Prepayment Penalty Test					-
8426384428	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7522194299	XXXXXXXXXX	XXXXXXXXXX	MD	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
3881269706	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3398327801	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of 6.61450% contracts for a prepay term of 36 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - New York Prepayment Penalty State Compliance - New York Late Charge Percent Testing					-
3102029238	XXXXXXXXXX	XXXXXXXXXX	CT	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
7360408719	XXXXXXXXXX	XXXXXXXXXX	DC	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
8681843716	XXXXXXXXXX	XXXXXXXXXX	NH	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,486.32 is underdisclosed from calculated Finance Charge of $311,840.58 in the amount of $354.26.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Unable to determine under disclosure. Itemization of finance charge was not provided.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
-
4793378461	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
9897912911	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2006	11/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4616578744	XXXXXXXXXX	XXXXXXXXXX	MD	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $383,805.62 is underdisclosed from calculated Finance Charge of $384,149.87 in the amount of $344.25.
																																				Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization of Amount Financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
1795753804	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
1461670392	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																																				Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided					-
7653730305	XXXXXXXXXX	XXXXXXXXXX	IN	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing evidence of lien position on Other Financing.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
6248921709	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,394.83 is underdisclosed from calculated Finance Charge of $306,740.55 in the amount of $345.72.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
6012477536	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
5533149524	XXXXXXXXXX	XXXXXXXXXX	CT	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
4835591985	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $6,672.56 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $4,448.38. Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Virginia Prepayment Penalty					-
5655286268	XXXXXXXXXX	XXXXXXXXXX	CT	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,010.91 is underdisclosed from calculated Finance Charge of $271,080.92 in the amount of $70.01.
																																				Federal Compliance - Unable to determine due to missing TIL Itemization State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
1770983691	XXXXXXXXXX	XXXXXXXXXX	WA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2267663325	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
																																				State Compliance - South Carolina Home Loan (No Tangible Net Benefit) Federal Compliance - ARM Disclosure Timing Test State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
5250184990	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,141.74 is underdisclosed from calculated Finance Charge of $267,341.73 in the amount of $199.99.
																																				Federal Compliance - Unable to determine reason for under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
4121923353	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
6603368161	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2008	5/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
4397073833	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,947.62 is underdisclosed from calculated Finance Charge of $308,146.66 in the amount of $199.04.
																																				Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
3923145301	XXXXXXXXXX	XXXXXXXXXX	MN	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty) Federal Compliance - FACTA Disclosure Missing					-
2095187338	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
9030643618	XXXXXXXXXX	XXXXXXXXXX	CT	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
1774318861	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
2848709702	XXXXXXXXXX	XXXXXXXXXX	PA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $533,032.04 is underdisclosed from calculated Finance Charge of $533,068.39 in the amount of $36.35.
																																				Federal Compliance - It appears they used a lower rate then was available in the lookback. State Compliance - Pennsylvania Prepayment Penalty Banking Code Federal Compliance - Missing Initial Loan Application Test					-
9796393534	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.	State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement)					-
4626040342	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
7414982161	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
1911063176	XXXXXXXXXX	XXXXXXXXXX	CT	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
6095358804	XXXXXXXXXX	XXXXXXXXXX	NC	3/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
6798882074	XXXXXXXXXX	XXXXXXXXXX	DE	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
6973358465	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
2237817163	XXXXXXXXXX	XXXXXXXXXX	CT	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
9683665636	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2008	8/XX/2008	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2696414100	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,145.42 is underdisclosed from calculated Finance Charge of $259,198.33 in the amount of $52.91.
[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $9,900.00 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $3,960.00. Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				Federal Compliance - Missing Initial Loan Application Test State Compliance - Virginia Prepayment Penalty Federal Compliance - Unable to determine due to missing itemization of finance charges					-
3411853626	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3976615083	XXXXXXXXXX	XXXXXXXXXX	MD	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
7399696405	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - New York Prepayment Penalty Junior Lien
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
3602330267	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
1170841662	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
9487569881	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,018.78 is underdisclosed from calculated Finance Charge of $347,362.12 in the amount of $343.34.
																																				Federal Compliance - Unable to determine underdisclosure, Itemization of Amount Financed missing from file. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
9344320209	XXXXXXXXXX	XXXXXXXXXX	MO	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5355145306	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status					-
4867953533	XXXXXXXXXX	XXXXXXXXXX	AZ	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
2335779503	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
7658677621	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4472338268	XXXXXXXXXX	XXXXXXXXXX	VA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7478361663	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																				Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
9929482920	XXXXXXXXXX	XXXXXXXXXX	MO	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $7,830.00 exceeds the state maximum of 2% of the prepaid balance ($3,132.00).
																																				State Compliance - Missouri Prepayment Penalty Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Compliant Test Federal Compliance - Missing Initial Loan Application Test					-
7471912393	XXXXXXXXXX	XXXXXXXXXX	KY	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8331170531	XXXXXXXXXX	XXXXXXXXXX	MN	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
9402285902	XXXXXXXXXX	XXXXXXXXXX	KY	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
9540741781	XXXXXXXXXX	XXXXXXXXXX	MD	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
2730634669	XXXXXXXXXX	XXXXXXXXXX	WI	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
5131173318	XXXXXXXXXX	XXXXXXXXXX	LA	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,897.80 is underdisclosed from calculated Finance Charge of $229,934.71 in the amount of $36.91.	Federal Compliance - Unable to determine underdisclosure, Itemization of Amount Financed missing from file.					-
9689481310	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Virginia Late Charge Percent Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
6881453350	XXXXXXXXXX	XXXXXXXXXX	MO	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
9672914969	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,663.56 is underdisclosed from calculated Finance Charge of $262,753.78 in the amount of $90.22.	Federal Compliance - Itemization of amount financed did not include a $125.00 release recording fee.					-
4805453681	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2000	6/XX/2000	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $455,469.36 is underdisclosed from calculated Finance Charge of $460,286.73 in the amount of $4,817.37.
																																				Federal Compliance - Final TIL Finance Charge Under Disclosed General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test					-
5752709080	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
-
6140386894	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
State Compliance - Illinois Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
7795562579	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
4538332504	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2006	9/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
6515781463	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2006	4/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - New York Prepayment Penalty Junior Lien Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
4860895383	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
3306724681	XXXXXXXXXX	XXXXXXXXXX	IA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Iowa Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
1913651952	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2006	8/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing					-
2740389363	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
3552942520	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
7847408431	XXXXXXXXXX	XXXXXXXXXX	CO	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		C	C	C	C	C						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											C	C	C	C	C
[C] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information.  State compliance testing is unreliable.
[B] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided)
State Compliance - Colorado Home Loan (Ability to Repay not Verified)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - (Missing Data) Missing Information to Determine LTV
																																								Tested	Indeterminable
9498253375	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,309.39 is underdisclosed from calculated Finance Charge of $223,655.35 in the amount of $345.96.

Federal Compliance - Unable to determine TIL itemization not provided.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
2727305408	XXXXXXXXXX	XXXXXXXXXX	CO	2/XX/2006	1/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7384487756	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2008	1/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
																																				Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - (Missing Data) Last Rate Set Date					-
4908376482	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2004	6/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
8535400349	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2006	8/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2202163792	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5534810465	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
6760344871	XXXXXXXXXX	XXXXXXXXXX	WI	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
1166983425	XXXXXXXXXX	XXXXXXXXXX	NH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
3544810213	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Maryland Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
3402547651	XXXXXXXXXX	XXXXXXXXXX	MD	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $1,140.66 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($764.25). Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Maryland Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
8757751164	XXXXXXXXXX	XXXXXXXXXX	TN	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,072.40 is underdisclosed from calculated Finance Charge of $210,112.67 in the amount of $40.27.
																																				Federal Compliance - The itemization of amount financed did not include the courier fee of $40 as a prepaid finance charge. State Compliance - Tennessee Prepayment Penalty Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
9585364703	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Missing Initial Loan Application Test					-
7888442613	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
1303550525	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
6983088629	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) State Compliance - New York Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
2548342068	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
4087910206	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
2056569119	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
8588733540	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
4910634383	XXXXXXXXXX	XXXXXXXXXX	CT	7/XX/2005	6/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,862.50 is underdisclosed from calculated Finance Charge of $331,087.57 in the amount of $225.07.
																																				Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - FACTA Disclosure Missing Federal Compliance - Unable to determine reason for under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
5053125280	XXXXXXXXXX	XXXXXXXXXX	LA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5579019353	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Home Improvement		A	A	A	A	A																	A	A	A	A	A							-
5324792594	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,152.32 is underdisclosed from calculated Finance Charge of $224,506.62 in the amount of $1,354.30.

Federal Compliance - Unable to determine underdisclosure due to missing Itemization of Amount Financed.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
2822412436	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test					-
8473752158	XXXXXXXXXX	XXXXXXXXXX	MI	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test					-
7990223167	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2007	1/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3961410260	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	10/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
4778595155	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
4429121430	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,681.62 is underdisclosed from calculated Finance Charge of $244,273.89 in the amount of $3,592.27.
[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $7,381.50 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $2,460.50. Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				Federal Compliance - Under disclosure is due to lender utilizing a 1.1507 index per the approval in file however the lowest index value available in the lookback period is 1.2295. Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Virginia Prepayment Penalty					-
1962919905	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.

Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
7091788050	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,904.90 is underdisclosed from calculated Finance Charge of $197,982.78 in the amount of $77.88. [B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $3,660.00 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $2,440.00.	Federal Compliance - TIL underdisclosure is due to the lender not including the $75 Release Tracking Fee in the prepaid finance charge. State Compliance - Virginia Prepayment Penalty					-
9256014604	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($3,033.10].  Loan contracts for maximum calculated prepay of $6,125.00, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,170.17 is underdisclosed from calculated Finance Charge of $105,220.15 in the amount of $49.98.
																																				Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Illinois Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
8084106630	XXXXXXXXXX	XXXXXXXXXX	MD	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
6664365405	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,279.54 is underdisclosed from calculated Finance Charge of $194,315.24 in the amount of $35.70.	Federal Compliance - The itemization of amount financed did not include the tax cert fee of $60 as a prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test					-
5145389103	XXXXXXXXXX	XXXXXXXXXX	WI	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount.  Loan contracts for maximum calculated prepay of $XXXXXXXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				State Compliance - Wisconsin Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
2697970101	XXXXXXXXXX	XXXXXXXXXX	KY	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4125897064	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
																																				State Compliance - Ohio CSPA Tangible Net Benefit Test State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely) State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed) State Compliance - Ohio Alternate Prepayment Penalty SMLA Test Federal Compliance - Missing Initial Loan Application Test					-
3033164382	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2007	6/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test State Compliance - New York Late Charge Percent Testing Federal Compliance - (Missing Data) Last Rate Set Date					-
5067027262	XXXXXXXXXX	XXXXXXXXXX	MD	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5563100301	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7436402695	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
1060764315	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Home Improvement		A	A	A	A	A																	A	A	A	A	A							-
2826952962	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
6330879139	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8183830012	XXXXXXXXXX	XXXXXXXXXX	IN	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9864881869	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.99000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - ARM Disclosure Compliant Test State Compliance - Illinois Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
2208884802	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	11/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
2731053885	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4934456394	XXXXXXXXXX	XXXXXXXXXX	MI	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,015.20 is underdisclosed from calculated Finance Charge of $311,424.17 in the amount of $3,408.97.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - using lowest index available in lookback Federal Compliance - ARM Disclosure Timing Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test					-
3924154535	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	1/XX/2007	Primary	Purchase		A	A	A	A	A						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											A	A	A	A	A							-
3350350248	XXXXXXXXXX	XXXXXXXXXX	DE	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9551989938	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7033774596	XXXXXXXXXX	XXXXXXXXXX	ME	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3076719880	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2006	12/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
5978097015	XXXXXXXXXX	XXXXXXXXXX	OH	12/XX/2003	11/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
7295199038	XXXXXXXXXX	XXXXXXXXXX	CT	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)					-
6072041154	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
5755689511	XXXXXXXXXX	XXXXXXXXXX	MA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
7516061880	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Federal FACTA Disclosure Timing Test					-
3517232778	XXXXXXXXXX	XXXXXXXXXX	UT	7/XX/2005	6/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
8094880566	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - Missing Initial Loan Application Test					-
5745663846	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/2001	9/XX/2001	Primary	Purchase		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,448.80 is underdisclosed from calculated Finance Charge of $299,768.70 in the amount of $319.90.	Federal Compliance - Unable to determine underdisclosure, Itemization of Amount Financed not in file. Federal Compliance - Missing Initial Loan Application Test					-
8733978274	XXXXXXXXXX	XXXXXXXXXX	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
6567751222	XXXXXXXXXX	XXXXXXXXXX	MD	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,469.53 is underdisclosed from calculated Finance Charge of $159,544.55 in the amount of $75.02.	Federal Compliance - The itemization of amount financed did not include the assignment recording fee of $40 as a prepaid finance charge. Also,the courier fee on the HUD is $75, the itemization indicates $50. Federal Compliance - Missing Initial Loan Application Test					-
3094403710	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	10/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7947041622	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($2,989.60).  Loan contracts for maximum calculated prepay of $3,737.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				State Compliance - California Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
5822944595	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2005	10/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
8897502551	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
9877801456	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2006	2/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
5971458811	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
-
6631805231	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Notice of Right to Cancel Missing State Compliance - New York Prepayment Penalty Junior Lien Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
8073964490	XXXXXXXXXX	XXXXXXXXXX	VA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
																																				Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties State Compliance - Virginia Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
1875554324	XXXXXXXXXX	XXXXXXXXXX	MS	7/XX/2006	7/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
5953422939	XXXXXXXXXX	XXXXXXXXXX	VA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9657485838	XXXXXXXXXX	XXXXXXXXXX	AZ	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
2884937420	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
4417855320	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2007	9/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date					-
2774111593	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
1001772613	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2006	7/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7588930492	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
2793658864	XXXXXXXXXX	XXXXXXXXXX	AZ	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test					-
6387445705	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
6946428156	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2005	11/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
7140658913	XXXXXXXXXX	XXXXXXXXXX	TN	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
																																				Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Tennessee Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
8510972818	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Pennsylvania Prepayment Penalty Banking Code Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
1990452744	XXXXXXXXXX	XXXXXXXXXX	KY	10/XX/2004	9/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
3908040772	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,486.17 is underdisclosed from calculated Finance Charge of $165,636.14 in the amount of $149.97.	Federal Compliance - Final TIL Finance Charge Under Disclosed					-
7740544847	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Federal FACTA Disclosure Timing Test					-
1818080659	XXXXXXXXXX	XXXXXXXXXX	LA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
6174133515	XXXXXXXXXX	XXXXXXXXXX	MO	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $4,452.00 exceeds the state maximum of 2% of the prepaid balance ($1,780.80). Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Missouri Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
6244380323	XXXXXXXXXX	XXXXXXXXXX	IN	4/XX/2005	3/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
1547224665	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - Disbursement Date Missing State Compliance - New York Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
4057722865	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $2,484.00 exceeds the state maximum of 1% of the original balance ($828.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,551.05 is underdisclosed from calculated Finance Charge of $165,586.21 in the amount of $35.16.

Federal Compliance - Unable to determine due to missing itemization of amount financed. Appears to be fee related.
State Compliance - Ohio Prepayment Penalty
State Compliance - Ohio CSPA Tangible Net Benefit Test
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
-
4467278317	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
5157288107	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New York Prepayment Penalty Junior Lien
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
5876726825	XXXXXXXXXX	XXXXXXXXXX	MD	7/XX/2007	7/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3239320250	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
1327939994	XXXXXXXXXX	XXXXXXXXXX	CT	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
5658640138	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - New York Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Disbursement Date Missing					-
4358970478	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2007	1/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
3499981696	XXXXXXXXXX	XXXXXXXXXX	CT	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
9394766199	XXXXXXXXXX	XXXXXXXXXX	AL	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
4800965647	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2008	6/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 10.13821% or Final Disclosure APR of 10.13800% is in excess of allowable threshold of US Treasury 4.5600% + 3%, or 7.56000% and Conventional Mortgage Rate 6.08000% + 1.75%, or 7.83000%.  Compliant Rate Spread Home Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - North Carolina Rate Spread Threshold Test Compliant Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date					-
6558412126	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,069.02 is underdisclosed from calculated Finance Charge of $260,437.34 in the amount of $368.32.
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine, TIL itemization not provided. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
3564882122	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8049754404	XXXXXXXXXX	XXXXXXXXXX	AL	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
2256791742	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
8126224605	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2005	2/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - Initial TIL not provided					-
6851684603	XXXXXXXXXX	XXXXXXXXXX	WV	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $4,950.00 exceeds the state maximum of 1% of the original balance ($1,100.00).
[B] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty.
																																				State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty) State Compliance - West Virginia Prepay Penalty Federal Compliance - Missing Initial Loan Application Test					-
9743469579	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2003	8/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
2600372949	XXXXXXXXXX	XXXXXXXXXX	LA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test					-
7035114677	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $1,366.25 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,277.19).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																																				State Compliance - Maryland Prepayment Penalty Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
7628234672	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,815.26 is underdisclosed from calculated Finance Charge of $177,019.52 in the amount of $1,204.26.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - Unable to determine underdisclosure, Itemization of Amount Financed not in file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
2483886979	XXXXXXXXXX	XXXXXXXXXX	MS	12/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
1321697900	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - New York Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
4503591534	XXXXXXXXXX	XXXXXXXXXX	LA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3726254038	XXXXXXXXXX	XXXXXXXXXX	MD	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9630350635	XXXXXXXXXX	XXXXXXXXXX	MO	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
5807918520	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,413.25 is underdisclosed from calculated Finance Charge of $167,763.26 in the amount of $350.01.

Federal Compliance - Unable to determine due to missing Itemization of Amount Financed. Appears to be fee related.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
4956906439	XXXXXXXXXX	XXXXXXXXXX	MI	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $4,320.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($1,080.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,338.12 is underdisclosed from calculated Finance Charge of $236,392.00 in the amount of $53.88.
																																				Federal Compliance - Itemized does not reflect $25 recording service fee,and $30 courier fee State Compliance - Michigan Prepayment Penalty State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test					-
4512178437	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
2659556871	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit) State Compliance - Pennsylvania Prepayment Penalty Banking Code Federal Compliance - Missing Initial Loan Application Test					-
8398033739	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
5498574923	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.10900% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.

State Compliance - New York Prepayment Penalty
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
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3823799290	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2006	3/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
3615590020	XXXXXXXXXX	XXXXXXXXXX	MD	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
8288181340	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
7982081122	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2006	2/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
4117747856	XXXXXXXXXX	XXXXXXXXXX	NH	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
7108356544	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,175.00 exceeds the state maximum of 1% of the original balance ($1,035.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Prepayment Penalty State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test					-
1762038187	XXXXXXXXXX	XXXXXXXXXX	PA	3/XX/2001	2/XX/2001	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,881.20 is underdisclosed from calculated Finance Charge of $339,036.94 in the amount of $155.74.
																																				Federal Compliance - Unable to determine reason for under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8774478581	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5470868584	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.	State Compliance - New York Prepayment Penalty Junior Lien Federal Compliance - Missing Initial Loan Application Test					-
5215705853	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
-
4103170537	XXXXXXXXXX	XXXXXXXXXX	IN	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4901833201	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,899.66 is underdisclosed from calculated Finance Charge of $161,027.81 in the amount of $128.15.	Federal Compliance - TIL Itemization only disclosed origination charges in the amount of $754.25 and final HUD reflects $882.40. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)					-
4351591489	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,261.81 is underdisclosed from calculated Finance Charge of $116,436.84 in the amount of $175.03.
																																				Federal Compliance - Unable to determine reason for underdislcosure due to missing itemization of finance charge Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
8796783019	XXXXXXXXXX	XXXXXXXXXX	KY	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
6996014894	XXXXXXXXXX	XXXXXXXXXX	MN	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
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7277382562	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2006	7/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
7259766588	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Illinois Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
8064716435	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4209058023	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.47880% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - New York Prepayment Penalty State Compliance - New York Late Charge Percent Testing Federal Compliance - Disbursement Date Missing					-
5140264563	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - Initial TIL not provided					-
6370196395	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8589422733	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test					-
4967122616	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	1/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7256890986	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
8252026678	XXXXXXXXXX	XXXXXXXXXX	MO	9/XX/2005	9/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,294.70 is underdisclosed from calculated Finance Charge of $138,532.44 in the amount of $237.74.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Federal FACTA Disclosure Timing Test					-
7262461692	XXXXXXXXXX	XXXXXXXXXX	DE	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
1531819336	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																																				Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
3490387539	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
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6736775522	XXXXXXXXXX	XXXXXXXXXX	SC	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																				State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
8892340504	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2005	8/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,526.62 is underdisclosed from calculated Finance Charge of $147,730.11 in the amount of $2,203.49.	Federal Compliance - Index utilized by lender was 4.3500% per (Approval) and the closest index in the lookback period was 4.46940%. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
4924694417	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Ohio Standard Prepayment Penalty SMLA					-
1213683788	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 9.90000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - New York Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
2738672601	XXXXXXXXXX	XXXXXXXXXX	WA	3/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
8917114263	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2006	5/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $3,846.93 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,124.05).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,024.72 is underdisclosed from calculated Finance Charge of $150,386.26 in the amount of $361.54.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																																				Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - underdisclosure due to the $350 Settlement fee not included on Itemization of amount financed State Compliance - Maryland Prepayment Penalty Test					-
4852476376	XXXXXXXXXX	XXXXXXXXXX	KY	9/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
9142825683	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											A	A	A	A	A							-
3040196623	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2002	8/XX/2002	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
3929816865	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
7691137881	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2007	6/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - Missing Initial Loan Application Test State Compliance - New York Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - (Missing Data) Last Rate Set Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
1534849223	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
6253084675	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5985875451	XXXXXXXXXX	XXXXXXXXXX	IA	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) State Compliance - Iowa Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
1859437904	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7712455551	XXXXXXXXXX	XXXXXXXXXX	PA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,901.50 is underdisclosed from calculated Finance Charge of $149,119.59 in the amount of $218.09.
																																				Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - Pennsylvania Prepayment Penalty Banking Code Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Unable to determine, TIL itemization not provided.					-
1302011154	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
6182602633	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,150.97 is underdisclosed from calculated Finance Charge of $204,922.71 in the amount of $771.74.
																																				Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Unable to determine due to missing Itemization of Amount Financed. Federal Compliance - CHARM Booklet Disclosure Status					-
2594513590	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2004	2/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
1933032224	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4719180577	XXXXXXXXXX	XXXXXXXXXX	CT	7/XX/2006	7/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
3781162409	XXXXXXXXXX	XXXXXXXXXX	MO	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties					-
2341908413	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
8649521179	XXXXXXXXXX	XXXXXXXXXX	AZ	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8782476428	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,722.84 is underdisclosed from calculated Finance Charge of $125,072.90 in the amount of $350.06.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine under disclosure due missing the TIL itemization State Compliance - New York Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test					-
7195684779	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($4,162.95].  Loan contracts for maximum calculated prepay of $5,203.68, which exceeds max allowable.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Illinois Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
9508296322	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
3257943477	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
8785209594	XXXXXXXXXX	XXXXXXXXXX	CT	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
4732542123	XXXXXXXXXX	XXXXXXXXXX	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $879.25 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($751.07).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Maryland Prepayment Penalty Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
9782745824	XXXXXXXXXX	XXXXXXXXXX	MA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
5284070411	XXXXXXXXXX	XXXXXXXXXX	LA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
7408489576	XXXXXXXXXX	XXXXXXXXXX	PA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8097632903	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
1833043030	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
6955796254	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - FACTA Disclosure Missing State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test					-
8944167327	XXXXXXXXXX	XXXXXXXXXX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Massachusetts Late Charge Percent Testing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
3327788092	XXXXXXXXXX	XXXXXXXXXX	MO	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $2,349.00 exceeds the state maximum of 2% of the prepaid balance ($1,566.00). Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Missouri Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
7209580487	XXXXXXXXXX	XXXXXXXXXX	TX	8/XX/2007	7/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
7996380976	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2002	12/XX/2001	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $2,376.00 exceeds the state maximum of 1% of the original balance ($792.00).	State Compliance - Ohio Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
5756204197	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,858.17 is underdisclosed from calculated Finance Charge of $124,402.97 in the amount of $544.80.	Federal Compliance - TIL itemization did not disclose an email fee of $25, a misc recording fee of $75, a settlement fee of $375, a courier fee of $50 and a wire fee of $20 as prepaid finance charges. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)					-
1153045175	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2006	11/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.	State Compliance - New York Prepayment Penalty Junior Lien Federal Compliance - Missing Initial Loan Application Test					-
8700942929	XXXXXXXXXX	XXXXXXXXXX	IN	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
2745090224	XXXXXXXXXX	XXXXXXXXXX	PA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
8804704926	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
1598910690	XXXXXXXXXX	XXXXXXXXXX	MD	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
3795769644	XXXXXXXXXX	XXXXXXXXXX	KY	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
7318452495	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2006	11/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
7884290743	XXXXXXXXXX	XXXXXXXXXX	WI	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
8047424830	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
1637139195	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
6576988024	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
7398480129	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5134237848	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2007	5/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
2248424374	XXXXXXXXXX	XXXXXXXXXX	MA	10/XX/2006	9/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
3500623157	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,603.34 is underdisclosed from calculated Finance Charge of $142,656.81 in the amount of $53.47.
																																				Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
2728979423	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8513166581	XXXXXXXXXX	XXXXXXXXXX	TN	10/XX/2003	9/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.	State Compliance - Tennessee Prepayment Penalty Test					-
4417022514	XXXXXXXXXX	XXXXXXXXXX	LA	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,894.38 is underdisclosed from calculated Finance Charge of $149,167.45 in the amount of $273.07. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Attorney's fee of $275 was not included in finance charge per itemization of amount financed					-
1904925862	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
State Compliance - Georgia Home Loan (Late Charge)
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
7425486755	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
9907530470	XXXXXXXXXX	XXXXXXXXXX	AZ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
4716180036	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test					-
7369963655	XXXXXXXXXX	XXXXXXXXXX	WI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2134924677	XXXXXXXXXX	XXXXXXXXXX	KY	6/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
4893891561	XXXXXXXXXX	XXXXXXXXXX	TN	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,807.29 is underdisclosed from calculated Finance Charge of $92,842.37 in the amount of $35.08.

Federal Compliance - TIL Itemization did not disclose the Recording Service Fee of $75.00, the Service Charges of $100.00 or the Disbursement Fees of $125.00 as prepaid finance charges, all total $300.00.  The TIL itemization disclosed the Document Fee of $150.00 and the credit report fee of $15.00 as prepaid finance charges, all total $165.00.  The difference is and under disclosure of $135.00.
State Compliance - Tennessee Prepayment Penalty Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
-
8481159269	XXXXXXXXXX	XXXXXXXXXX	AR	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,086.37 is underdisclosed from calculated Finance Charge of $127,137.08 in the amount of $50.71.	Federal Compliance - Tax cert fee of $25 and $25 of the courier fees were not included in finance charge per itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
4449344776	XXXXXXXXXX	XXXXXXXXXX	SC	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
																																				State Compliance - South Carolina Home Loan (No Tangible Net Benefit) State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
8366266440	XXXXXXXXXX	XXXXXXXXXX	KS	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8357869117	XXXXXXXXXX	XXXXXXXXXX	MI	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
9883875643	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2000	5/XX/2000	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2054820764	XXXXXXXXXX	XXXXXXXXXX	TN	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
9991274806	XXXXXXXXXX	XXXXXXXXXX	WV	1/XX/2007	11/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
1710714574	XXXXXXXXXX	XXXXXXXXXX	IN	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8883122235	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2000	12/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.
[B] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2000, prior to three (3) business days from transaction date of 12/XX/2000.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty) Federal Compliance - Disbursement Date Missing					-
9404695942	XXXXXXXXXX	XXXXXXXXXX	SC	12/XX/2006	11/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																				Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
1181264984	XXXXXXXXXX	XXXXXXXXXX	MD	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
7786367710	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] State Compliance - Ohio Consumer Sales Practices Act (Unconscionable Clause): Ohio Consumer Sales Practices Act: Mortgage loan contains an unconscionable clause.
[B] State Compliance - Ohio Prepayment Penalty Small Loan: Ohio Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than $75,000.00.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

State Compliance - Ohio Prepayment Penalty Small Loan
State Compliance - Ohio Consumer Sales Practices Act (Unconscionable Clause)
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
-
7004934540	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
5022206878	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
-
4321764069	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($2,681.28].  Loan contracts for maximum calculated prepay of $3,847.50, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Illinois Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7672684520	XXXXXXXXXX	XXXXXXXXXX	PA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
7275700248	XXXXXXXXXX	XXXXXXXXXX	AZ	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
9417388361	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)					-
9732518107	XXXXXXXXXX	XXXXXXXXXX	MI	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
2259436482	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
9711986027	XXXXXXXXXX	XXXXXXXXXX	SC	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,493.44 is underdisclosed from calculated Finance Charge of $154,543.58 in the amount of $50.14.
																																				Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
9283606483	XXXXXXXXXX	XXXXXXXXXX	MO	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Missouri Late Charge Percent and Amount Testing: Missouri Late Charge: Note late charge of 6.00000%/$35.42 exceeds state maximum of 5% or $15, whichever is greater.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
State Compliance - Missouri Late Charge Percent and Amount Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
-
1754626614	XXXXXXXXXX	XXXXXXXXXX	KS	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test State Compliance - Kansas Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
7194936379	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2005	8/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.45000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																																				Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance State Compliance - New York Prepayment Penalty State Compliance - New York Late Charge Percent Testing					-
5757570479	XXXXXXXXXX	XXXXXXXXXX	NC	5/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - FACTA Disclosure Missing					-
2336228262	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.20000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) State Compliance - New York Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
1507077440	XXXXXXXXXX	XXXXXXXXXX	DE	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] State Compliance - Delaware Late Charge Percent Testing: Delaware Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Delaware Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
1736973171	XXXXXXXXXX	XXXXXXXXXX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Illinois Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
2619592224	XXXXXXXXXX	XXXXXXXXXX	MO	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,648.42 is underdisclosed from calculated Finance Charge of $135,748.20 in the amount of $99.78.
																																				Federal Compliance - underdisclosure due to Itemized reflects settlement fee of $175 and HUD shows as $250. Also Courier fee reflects $50 on itemized and $75 on HUD Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
2999637805	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
7757459080	XXXXXXXXXX	XXXXXXXXXX	SC	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
1697839387	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
State Compliance - New York Prepayment Penalty Junior Lien
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
8675543848	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
6549400087	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] State Compliance - Ohio Late Charge Percent and Amount Testing: Ohio Late Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $15, whichever is greater.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
State Compliance - Ohio Late Charge Percent and Amount Testing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
8851773736	XXXXXXXXXX	XXXXXXXXXX	OK	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Missing Initial Loan Application Test					-
3557367987	XXXXXXXXXX	XXXXXXXXXX	IA	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test					-
4160686897	XXXXXXXXXX	XXXXXXXXXX	MD	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
7467684733	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3436827272	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
5421576904	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9915223785	XXXXXXXXXX	XXXXXXXXXX	IA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Iowa Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
4686644877	XXXXXXXXXX	XXXXXXXXXX	NE	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Increased Fees for Lender Delayed Closing): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage loan file contains evidence of increased interest, costs, fees or charges to borrower due to delay of lender.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Increased Fees for Lender Delayed Closing)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
-
9697812324	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
3569513707	XXXXXXXXXX	XXXXXXXXXX	MD	10/XX/2000	10/XX/2000	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
2275974150	XXXXXXXXXX	XXXXXXXXXX	DE	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] State Compliance - Delaware Late Charge Percent Testing: Delaware Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Delaware Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
-
4075128048	XXXXXXXXXX	XXXXXXXXXX	OK	8/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
1434264009	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,901.96 is underdisclosed from calculated Finance Charge of $134,949.25 in the amount of $47.29.	Federal Compliance - Unable to determine the cause of the TIL underdisclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test					-
1789617651	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
8291033180	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2001	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
9294545208	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
2019364391	XXXXXXXXXX	XXXXXXXXXX	VA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2111840174	XXXXXXXXXX	XXXXXXXXXX	VA	7/XX/2000	6/XX/2000	Primary	Purchase		B	B	B	B	B						[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,639.80 is underdisclosed from calculated Finance Charge of $264,865.11 in the amount of $225.31.	Federal Compliance - Unable to determine under disclosure due to missing final Itemization of amount financed.					-
5520170114	XXXXXXXXXX	XXXXXXXXXX	IA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing State Compliance - Iowa Prepayment Penalty Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
9679712345	XXXXXXXXXX	XXXXXXXXXX	TN	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7314895843	XXXXXXXXXX	XXXXXXXXXX	AR	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,965.30 is underdisclosed from calculated Finance Charge of $74,072.69 in the amount of $107.39.
																																				Federal Compliance - UTD the reason for the underdisclosure due to Itemization of Amount Financed was missing. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
9875933244	XXXXXXXXXX	XXXXXXXXXX	MS	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000 Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
5197654143	XXXXXXXXXX	XXXXXXXXXX	TN	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.	State Compliance - Tennessee Prepayment Penalty Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
2439423626	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
3529914564	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7477221353	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5789231832	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2004	9/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
																																				State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)					-
6647557962	XXXXXXXXXX	XXXXXXXXXX	IN	4/XX/2005	3/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9900376377	XXXXXXXXXX	XXXXXXXXXX	IA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - Iowa Prepayment Penalty Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing					-
7682832406	XXXXXXXXXX	XXXXXXXXXX	MD	6/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $2,368.45 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($634.75). Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Maryland Prepayment Penalty Test Federal Compliance - FACTA Disclosure Missing					-
5371502293	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8801372038	XXXXXXXXXX	XXXXXXXXXX	IN	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test					-
1158015708	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3559959621	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - Missing Initial Loan Application Test					-
3602229887	XXXXXXXXXX	XXXXXXXXXX	MS	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
5566639048	XXXXXXXXXX	XXXXXXXXXX	OK	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
7932275840	XXXXXXXXXX	XXXXXXXXXX	KY	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4623880858	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Appraisal Documentation - Valuation Error: Appraised value was not provided.: -											A	A	A	A	A							-
3938483312	XXXXXXXXXX	XXXXXXXXXX	NC	3/XX/2004	2/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4493752965	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/1999	10/XX/1999	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,766.00 is underdisclosed from calculated Finance Charge of $230,043.42 in the amount of $277.42.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/1999, prior to three (3) business days from transaction date of 11/XX/1999.
																																				Federal Compliance - TIL Itemization did not disclose an attorney fee for $265 as a prepaid finance charge. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8390953313	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4187478541	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
4848562415	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2000	5/XX/2000	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2435041083	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
9925357794	XXXXXXXXXX	XXXXXXXXXX	AL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
4906438151	XXXXXXXXXX	XXXXXXXXXX	MA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
1313228857	XXXXXXXXXX	XXXXXXXXXX	IN	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test					-
6251309124	XXXXXXXXXX	XXXXXXXXXX	KY	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
7996135950	XXXXXXXXXX	XXXXXXXXXX	MI	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $1,912.50 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($637.50).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				State Compliance - Michigan Prepayment Penalty State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
9922295409	XXXXXXXXXX	XXXXXXXXXX	IA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
4355421450	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,246.59 is underdisclosed from calculated Finance Charge of $163,309.56 in the amount of $2,062.97.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Approval indicate the Index used was 3.62%.  The closest Index available in our look-back period is 3.7286%.
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
-
9931241541	XXXXXXXXXX	XXXXXXXXXX	IN	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8234978108	XXXXXXXXXX	XXXXXXXXXX	WI	6/XX/2006	6/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount.  Loan contracts for maximum calculated prepay of $XXXXXXXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Wisconsin Prepayment Penalty Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
5262025214	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2006	10/XX/2006	Primary	Purchase		A	A	A	A	A						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											A	A	A	A	A							-
3831916262	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,470.52 is underdisclosed from calculated Finance Charge of $95,670.27 in the amount of $199.75.
																																				Federal Compliance - Unable to determine under disclosure due to missing TIL itemization of amount financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
1373769432	XXXXXXXXXX	XXXXXXXXXX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
9703249943	XXXXXXXXXX	XXXXXXXXXX	PA	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)					-
7971267981	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
7741117585	XXXXXXXXXX	XXXXXXXXXX	MO	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8653970822	XXXXXXXXXX	XXXXXXXXXX	KY	11/XX/2000	10/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
2418748835	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2005	9/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
3812779710	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2005	10/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Ohio Alternate Prepayment Penalty SMLA Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
8046940795	XXXXXXXXXX	XXXXXXXXXX	AR	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
4408150459	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)	State Compliance - Ohio Standard Prepayment Penalty SMLA					-
4711681362	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
3332868048	XXXXXXXXXX	XXXXXXXXXX	TN	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.	State Compliance - Tennessee Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test					-
2478303734	XXXXXXXXXX	XXXXXXXXXX	LA	8/XX/2002	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
5835826396	XXXXXXXXXX	XXXXXXXXXX	MD	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8459082590	XXXXXXXXXX	XXXXXXXXXX	PA	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
1573377338	XXXXXXXXXX	XXXXXXXXXX	IA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Iowa Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
2090813170	XXXXXXXXXX	XXXXXXXXXX	OK	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3858136230	XXXXXXXXXX	XXXXXXXXXX	TN	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance State Compliance - Tennessee Prepayment Penalty Test Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
6715607710	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
9890651741	XXXXXXXXXX	XXXXXXXXXX	MO	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $2,028.63 exceeds the state maximum of 2% of the prepaid balance ($1,352.42). Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Missouri Prepayment Penalty					-
8138200840	XXXXXXXXXX	XXXXXXXXXX	NM	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal FACTA Disclosure Timing Test					-
8546934921	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/1999	11/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,213.83 is underdisclosed from calculated Finance Charge of $186,769.27 in the amount of $555.44.
																																				Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test					-
8635003258	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/1999	8/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,407.80 is underdisclosed from calculated Finance Charge of $217,470.63 in the amount of $62.83.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1999, prior to three (3) business days from transaction date of 10/XX/1999.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - The itemization did not include a $53.00 courier fee as a pre paid finance charge. Federal Compliance - Disbursement Date Missing					-
1076988970	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit) Federal Compliance - Missing Initial Loan Application Test					-
8576151828	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2005	4/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $3,040.69 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($984.68).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				State Compliance - Maryland Prepayment Penalty Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
9429694396	XXXXXXXXXX	XXXXXXXXXX	AR	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5158871877	XXXXXXXXXX	XXXXXXXXXX	TN	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
3964971696	XXXXXXXXXX	XXXXXXXXXX	TN	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.	State Compliance - Tennessee Prepayment Penalty Test					-
3925851403	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4224237584	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2006	9/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.19000% is underdisclosed from calculated APR of 9.35473% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,954.82 is underdisclosed from calculated Finance Charge of $115,865.73 in the amount of $910.91.
																																				Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
6524499759	XXXXXXXXXX	XXXXXXXXXX	CO	7/XX/2000	7/XX/2000	Primary	Refinance Cash-out - Other		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2000, prior to three (3) business days from transaction date of 07/XX/2000.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing					-
7598769051	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
7394162153	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
6490641075	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2007	1/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
6128364971	XXXXXXXXXX	XXXXXXXXXX	AL	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Alabama Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
5070808310	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8763778948	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2003	10/XX/2003	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
5193696134	XXXXXXXXXX	XXXXXXXXXX	MS	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2178470760	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
3037576182	XXXXXXXXXX	XXXXXXXXXX	TX	9/XX/2006	8/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
5495351328	XXXXXXXXXX	XXXXXXXXXX	PA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.25000% is underdisclosed from calculated APR of 9.59963% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,663.32 is underdisclosed from calculated Finance Charge of $141,138.40 in the amount of $475.08.
																																				Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
6248614351	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2842672121	XXXXXXXXXX	XXXXXXXXXX	KY	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
7438792157	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											A	A	A	A	A							-
3526781737	XXXXXXXXXX	XXXXXXXXXX	SC	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - South Carolina Home Loan (No Tangible Net Benefit) State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
2877601226	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2003	6/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4028518694	XXXXXXXXXX	XXXXXXXXXX	AL	2/XX/2007	12/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
6263179418	XXXXXXXXXX	XXXXXXXXXX	NV	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
2522778902	XXXXXXXXXX	XXXXXXXXXX	MO	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $1,657.50 exceeds the state maximum of 2% of the prepaid balance ($1,105.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Missouri Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
1084366902	XXXXXXXXXX	XXXXXXXXXX	KY	9/XX/2005	8/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
1383975714	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2004	10/XX/2003	Primary	Purchase		A	A	A	A	A						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: -											A	A	A	A	A							-
9101579046	XXXXXXXXXX	XXXXXXXXXX	KY	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
4000287091	XXXXXXXXXX	XXXXXXXXXX	SC	5/XX/2001	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5332554577	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,840.29 is underdisclosed from calculated Finance Charge of $200,885.30 in the amount of $45.01.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Appears to be fee related.					-
6813632512	XXXXXXXXXX	XXXXXXXXXX	SC	4/XX/2007	2/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)					-
4424894197	XXXXXXXXXX	XXXXXXXXXX	MS	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
1243639073	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
1299928471	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
6371020283	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2006	5/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8610163058	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test					-
9177857973	XXXXXXXXXX	XXXXXXXXXX	OH	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
																																				State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
1720307328	XXXXXXXXXX	XXXXXXXXXX	MO	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $2,319.04 exceeds the state maximum of 2% of the prepaid balance ($1,546.03). Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - Missouri Prepayment Penalty					-
8835386707	XXXXXXXXXX	XXXXXXXXXX	MA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7348273641	XXXXXXXXXX	XXXXXXXXXX	KS	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Kansas Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
6843868565	XXXXXXXXXX	XXXXXXXXXX	NC	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
9058604920	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2022578286	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2001	9/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
9781922406	XXXXXXXXXX	XXXXXXXXXX	NC	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,919.71 is underdisclosed from calculated Finance Charge of $105,162.06 in the amount of $242.35.
																																				Federal Compliance - TIL itemization did not disclose a closing settlement fee of $240 as a prepaid finance charge. State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
6136456600	XXXXXXXXXX	XXXXXXXXXX	PA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
2921521334	XXXXXXXXXX	XXXXXXXXXX	KS	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien Federal Compliance - Missing Initial Loan Application Test					-
8028529896	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test					-
8737745884	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2000	12/XX/2000	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
1493322815	XXXXXXXXXX	XXXXXXXXXX	IN	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
4082079780	XXXXXXXXXX	XXXXXXXXXX	IN	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2657980007	XXXXXXXXXX	XXXXXXXXXX	IN	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)					-
6101456236	XXXXXXXXXX	XXXXXXXXXX	WV	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
8263426961	XXXXXXXXXX	XXXXXXXXXX	OK	11/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)					-
4827532220	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2002	2/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
4866121644	XXXXXXXXXX	XXXXXXXXXX	LA	6/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5057130376	XXXXXXXXXX	XXXXXXXXXX	MA	2/XX/2006	1/XX/2006	Primary	Purchase		A	A	A	A	A						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											A	A	A	A	A							-
2836822113	XXXXXXXXXX	XXXXXXXXXX	WV	11/XX/1999	11/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
9823070598	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7463054731	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)	State Compliance - Ohio Alternate Prepayment Penalty SMLA Test					-
9484887472	XXXXXXXXXX	XXXXXXXXXX	MA	1/XX/2007	12/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	missing first mortgage document Missing										B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
4197413602	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2000	4/XX/2000	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,619.00 is underdisclosed from calculated Finance Charge of $163,693.17 in the amount of $74.17.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 05/XX/2000.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8082284495	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/1999	4/XX/1999	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing					-
2638592730	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.	State Compliance - Pennsylvania Prepayment Penalty Banking Code Federal Compliance - Missing Initial Loan Application Test					-
8112332443	XXXXXXXXXX	XXXXXXXXXX	AR	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
3568499855	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/1998	12/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8325347817	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

State Compliance - North Carolina First Lien Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
1826395204	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2001	1/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test					-
7083094406	XXXXXXXXXX	XXXXXXXXXX	LA	1/XX/2000	11/XX/1999	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5). Loan contracts for prepay percentages of 5.67500%, 5.67500%, 5.67500%, which exceeds the max allowable. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date State Compliance - Louisiana Prepayment Penalty					-
3586496362	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	10/XX/2006	Primary	Purchase		A	A	A	A	A						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											A	A	A	A	A							-
9795425257	XXXXXXXXXX	XXXXXXXXXX	MA	9/XX/2006	8/XX/2006	Primary	Purchase		A	A	A	A	A						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											A	A	A	A	A							-
2751988774	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7487744481	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/1999	6/XX/1999	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/1999, prior to three (3) business days from transaction date of 07/XX/1999.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8856999082	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2001	10/XX/2001	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2361785080	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2006	11/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
4428952522	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2006	2/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
8481502310	XXXXXXXXXX	XXXXXXXXXX	MA	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
7833404742	XXXXXXXXXX	XXXXXXXXXX	SC	1/XX/2002	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - South Carolina Prepayment Penalty: South Carolina Prepayment Penalty: A prepayment penalty is not permissible on a loan in the amount less than $100,000.00. Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - South Carolina Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
3954513327	XXXXXXXXXX	XXXXXXXXXX	SC	10/XX/1998	7/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Missing evidence of index value . Unable to verify if the lowest index value available in lookback period is correct as source of over disclosure. Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - CHARM Booklet Disclosure Status					-
8017437324	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2961725623	XXXXXXXXXX	XXXXXXXXXX	MO	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $1,350.00 exceeds the state maximum of 2% of the prepaid balance ($900.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				State Compliance - Missouri Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
2119081385	XXXXXXXXXX	XXXXXXXXXX	IN	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
2155956746	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3601316946	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
7167456776	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
4607943531	XXXXXXXXXX	XXXXXXXXXX	MA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
9490918552	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Maximum calculated prepay of $766.25 exceeds the state maximum of 3 months interest  ($669.09).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - FACTA Disclosure Missing
State Compliance - Massachusetts Prepayment Penalty
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Massachusetts Late Charge Percent Testing
Federal Compliance - Missing Initial Loan Application Test
-
7163534191	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than or equal to $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,581.80 is underdisclosed from calculated Finance Charge of $79,632.55 in the amount of $50.75.
																																				Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Pennsylvania Prepayment Penalty First Lien Federal Compliance - Missing Initial Loan Application Test					-
2921330183	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2006	3/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
5846385250	XXXXXXXXXX	XXXXXXXXXX	OK	3/XX/2000	2/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,643.00 is underdisclosed from calculated Finance Charge of $135,703.04 in the amount of $60.04.
																																				Federal Compliance - The itemization of amount financed did not disclose a $40.00 courier fee as prepaid finance charges. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
7614933482	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2001	8/XX/2000	Primary	Purchase		A	A	A	A	A						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1075/466 used for incorrect Subject property type.: -											A	A	A	A	A							-
2381933138	XXXXXXXXXX	XXXXXXXXXX	TN	12/XX/1998	9/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.	State Compliance - Tennessee Prepayment Penalty Test					-
8043185035	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2002	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4584557346	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2007	12/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2481449957	XXXXXXXXXX	XXXXXXXXXX	NC	3/XX/1999	2/XX/1999	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7491588720	XXXXXXXXXX	XXXXXXXXXX	KY	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
9570361897	XXXXXXXXXX	XXXXXXXXXX	MO	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $1,020.00 exceeds the state maximum of 2% of the prepaid balance ($680.00).	State Compliance - Missouri Prepayment Penalty					-
3528019388	XXXXXXXXXX	XXXXXXXXXX	MS	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.	State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000					-
8887706757	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2007	3/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
4929427579	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Indiana Prepayment Penalty Second Lien Testing: Indiana Prepayment Penalty: Maximum calculated prepay of $2,231.25 exceeds the state maximum of 2% of the amount prepaid ($1,190.00).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				State Compliance - Indiana Prepayment Penalty Second Lien Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
1051779515	XXXXXXXXXX	XXXXXXXXXX	KY	6/XX/2005	5/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
3651284624	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/1999	4/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/1999, prior to three (3) business days from transaction date of 08/XX/1999.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
9468523136	XXXXXXXXXX	XXXXXXXXXX	KY	12/XX/1998	11/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2756948834	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2006	5/XX/2006	Primary	Purchase		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
2157623207	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/1999	9/XX/1999	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing					-
9312685474	XXXXXXXXXX	XXXXXXXXXX	MA	5/XX/2006	4/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - Federal FACTA Disclosure Timing Test					-
5978364046	XXXXXXXXXX	XXXXXXXXXX	AR	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
7718760559	XXXXXXXXXX	XXXXXXXXXX	IN	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9873483305	XXXXXXXXXX	XXXXXXXXXX	MS	4/XX/2000	3/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2000, prior to three (3) business days from transaction date of 04/XX/2000.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8880415616	XXXXXXXXXX	XXXXXXXXXX	MA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
3154134942	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5622212704	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/1999	9/XX/1999	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,284.00 is underdisclosed from calculated Finance Charge of $86,543.49 in the amount of $259.49.
																																				Federal Compliance - TIL itemization did not include an Attorney's fee of $250 in the prepaid amount financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
2446267466	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 3.00052% exceeds the state maximum of 3%. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Massachusetts Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test					-
8315577605	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
3965439187	XXXXXXXXXX	XXXXXXXXXX	KS	8/XX/2002	7/XX/2002	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,384.84 is underdisclosed from calculated Finance Charge of $42,609.91 in the amount of $225.07.
																																				Federal Compliance - Unable to determine under disclosure due to missing TIL itemization of amount financed. State Compliance - Kansas Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
7948782504	XXXXXXXXXX	XXXXXXXXXX	IN	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																																				Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
3153876496	XXXXXXXXXX	XXXXXXXXXX	IN	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											A	A	A	A	A							-
1680493579	XXXXXXXXXX	XXXXXXXXXX	MN	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
1298110228	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2000	1/XX/2000	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than or equal to $50,000.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Pennsylvania Prepayment Penalty First Lien Federal Compliance - Missing Initial Loan Application Test					-
8578960162	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2000	8/XX/2000	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
7547507776	XXXXXXXXXX	XXXXXXXXXX	MA	4/XX/2006	4/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
6202025843	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/1999	5/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,087.40 is underdisclosed from calculated Finance Charge of $125,134.92 in the amount of $47.52.	Federal Compliance - Unable to determine under disclosure. Itemization of finance charge was not provided. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
6763602534	XXXXXXXXXX	XXXXXXXXXX	MA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
8291743883	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Massachusetts Late Charge Percent Testing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7529927396	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2005	12/XX/2004	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
4133458236	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2001	1/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,163.20 is underdisclosed from calculated Finance Charge of $306,428.99 in the amount of $265.79.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2001, prior to three (3) business days from transaction date of 02/XX/2001.
																																				Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TIL itemization did not disclose a Settlement fee of $250 as prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7469114759	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2004	8/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																																				Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
2950155414	XXXXXXXXXX	XXXXXXXXXX	MA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
8454491370	XXXXXXXXXX	XXXXXXXXXX	LA	8/XX/2000	7/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B
[B] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 5.81250%, 5.81250%, 5.81250%, 5.81250%, 5.81250%, which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date State Compliance - Louisiana Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
9966318908	XXXXXXXXXX	XXXXXXXXXX	KS	8/XX/2004	7/XX/2004	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
3262865957	XXXXXXXXXX	XXXXXXXXXX	AR	2/XX/1999	12/XX/1998	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,791.08 is underdisclosed from calculated Finance Charge of $89,049.50 in the amount of $258.42.	Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - CHARM Booklet Disclosure Status					-
7102368666	XXXXXXXXXX	XXXXXXXXXX	WI	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
5819883385	XXXXXXXXXX	XXXXXXXXXX	MA	12/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
2579342529	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/1998	10/XX/1998	Investment	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-